Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Deferred Revenue
Beginning balance	$ 2,452	$ 1,804
Acquisitions	553	316
Net activity from operations	31	332
Ending balance	$ 3,036	$ 2,452